UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Impact Equity Fund

Investor Class (TGPEX)

This annual shareholder report contains important information about Global Impact Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - Investor Class	$98	0.94%

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2025. Artificial intelligence (AI) technologies extended their reach across almost all segments of the global economy, while geopolitical conflicts continued to manifest and generate concern for investors and volatility in markets. Both fostered an increasing recognition of the need for more sustainable solutions to address consequential environmental and social challenges.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in Canada. Shopify, a major multichannel commerce platform with a focus on small and medium-sized businesses, was buoyed by strong free cash flow growth and market share gains. Stock choices in France, including SPIE, an engineering services provider that stands to benefit from future infrastructure investments in Europe, also provided a boost.

  On the negative side, the leading detractor from relative performance was stock selection in the U.S. Not owning mega-cap technology companies NVIDIA and Alphabet on impact grounds weighed. Stock choices in Japan also held back performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around two impact pillars—(1) Climate and Resource Impact and (2) Social Equity and Quality of Life—aligned to the United Nations Sustainable Development Goals. We decreased our overweight allocation to health care given headwinds linked to U.S. health care policy uncertainty, reallocating proceeds to areas including semiconductor equipment or networking companies that benefit from the AI infrastructure buildout and enable energy efficiency gains.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
3/15/21	10,000	10,000
4/30/21	10,330	10,393
7/31/21	10,950	10,767
10/31/21	11,570	11,121
1/31/22	9,920	10,733
4/30/22	8,585	9,827
7/31/22	9,007	9,638
10/31/22	8,264	8,901
1/31/23	9,137	9,875
4/30/23	9,208	10,030
7/31/23	9,941	10,883
10/31/23	8,454	9,836
1/31/24	9,848	11,326
4/30/24	10,070	11,781
7/31/24	10,533	12,735
10/31/24	10,704	13,061
1/31/25	10,906	13,673
4/30/25	10,412	13,176
7/31/25	11,036	14,756
10/31/25	11,620	16,019

202501-4140694, 202512-4880684

F1399-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (Investor Class)	8.56%	3.30%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	10.71

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,485
  Number of Portfolio Holdings69
  Investment Advisory Fees Paid (000s)$(155)
  Portfolio Turnover Rate92.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	28.9%
Industrials & Business Services	24.0
Financials	16.9
Health Care	16.4
Consumer Discretionary	4.6
Utilities	4.6
Materials	3.0
Communication Services	1.8
Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Linde	3.0%
Broadcom	2.9
Popular	2.2
ASML Holding	2.2
TE Connectivity	2.2
Hubbell	2.2
Kotak Mahindra Bank	2.1
Thermo Fisher Scientific	2.1
Waste Connections	2.0
Bank Central Asia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Impact Equity Fund

Investor Class (TGPEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Impact Equity Fund

I Class (TGBLX)

This annual shareholder report contains important information about Global Impact Equity Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - I Class	$82	0.79%

What drove fund performance during the past 12 months?

  Global equities posted solid gains in the year ended October 31, 2025. Artificial intelligence (AI) technologies extended their reach across almost all segments of the global economy, while geopolitical conflicts continued to manifest and generate concern for investors and volatility in markets. Both fostered an increasing recognition of the need for more sustainable solutions to address consequential environmental and social challenges.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in Canada. Shopify, a major multichannel commerce platform with a focus on small and medium-sized businesses, was buoyed by strong free cash flow growth and market share gains. Stock choices in France, including SPIE, an engineering services provider that stands to benefit from future infrastructure investments in Europe, also provided a boost.

  On the negative side, the leading detractor from relative performance was stock selection in the U.S. Not owning mega-cap technology companies NVIDIA and Alphabet on impact grounds weighed. Stock choices in Japan also held back performance.

  The fund pursues a dual mandate of generating impact along with financial returns. The fund’s investment universe is built around two impact pillars—(1) Climate and Resource Impact and (2) Social Equity and Quality of Life—aligned to the United Nations Sustainable Development Goals. We decreased our overweight allocation to health care given headwinds linked to U.S. health care policy uncertainty, reallocating proceeds to areas including semiconductor equipment or networking companies that benefit from the AI infrastructure buildout and enable energy efficiency gains.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
3/15/21	500,000	500,000
4/30/21	516,500	519,629
7/31/21	548,000	538,354
10/31/21	579,000	556,037
1/31/22	496,874	536,636
4/30/22	429,919	491,349
7/31/22	450,559	481,913
10/31/22	413,810	445,067
1/31/23	457,607	493,738
4/30/23	461,635	501,480
7/31/23	498,384	544,129
10/31/23	424,382	491,807
1/31/24	494,178	566,303
4/30/24	505,295	589,051
7/31/24	529,043	636,732
10/31/24	537,633	653,075
1/31/25	547,909	683,667
4/30/25	523,602	658,791
7/31/25	554,998	737,810
10/31/25	584,369	800,949

202501-4140694, 202512-4880684

F1400-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 3/15/21
Global Impact Equity Fund (I Class)	8.69%	3.42%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	10.71

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,485
  Number of Portfolio Holdings69
  Investment Advisory Fees Paid (000s)$(155)
  Portfolio Turnover Rate92.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	28.9%
Industrials & Business Services	24.0
Financials	16.9
Health Care	16.4
Consumer Discretionary	4.6
Utilities	4.6
Materials	3.0
Communication Services	1.8
Other	-0.2

Top Ten Holdings (as a % of Net Assets)

Linde	3.0%
Broadcom	2.9
Popular	2.2
ASML Holding	2.2
TE Connectivity	2.2
Hubbell	2.2
Kotak Mahindra Bank	2.1
Thermo Fisher Scientific	2.1
Waste Connections	2.0
Bank Central Asia	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Impact Equity Fund

I Class (TGBLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TGPEX Global Impact Equity
Fund
TGBLX Global Impact Equity
Fund–
.
I Class

T. ROWE PRICE Global Impact Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
3/15/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 10 .63 $ 8 .42 $ 8 .23 $ 11 .57 $ 10 .00
Investment activities
Net investment income
(loss)
(2)(3)
0 .04 0 .01 0 .02 ( 0 .01 ) ( 0 .01 )
Net realized and unrealized
gain/loss 0 .87 2 .23 0 .17 ( 3 .28 ) 1 .58
Total from investment
activities 0 .91 2 .24 0 .19 ( 3 .29 ) 1 .57
Distributions
Net investment income — ( 0 .03 ) — — —
Net realized gain — — — ( 0 .05 ) —
Total distributions — ( 0 .03 ) — ( 0 .05 ) —
NET ASSET VALUE
End of period $ 11 .54 $ 10 .63 $ 8 .42 $ 8 .23 $ 11 .57

T. ROWE PRICE Global Impact Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
3/15/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(4)
8 .56% 26 .61% 2 .31% ( 28 .58 ) % 15 .70%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 2 .29% 2 .66% 2 .42% 2 .80% 2 .38%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .94% 0 .94% 0 .94% 0 .96% 0 .94%
(5)
Net investment income (loss) 0 .36% 0 .10% 0 .21% ( 0 .07 ) % ( 0 .14 ) %
(5)
Portfolio turnover rate 92 .2% 58 .6% 62 .6% 74 .0% 34 .7%
Net assets, end of period (in
thousands) $12,422 $12,257 $10,848 $10,717 $18,878
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global Impact Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
3/15/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 10 .64 $ 8 .43 $ 8 .22 $ 11 .58 $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .06 0 .03 0 .03 0 .02 —
(4)
Net realized and unrealized
gain/loss 0 .86 2 .22 0 .18 ( 3 .30 ) 1 .58
Total from investment
activities 0 .92 2 .25 0 .21 ( 3 .28 ) 1 .58
Distributions
Net investment income ( 0 .02 ) ( 0 .04 ) — — —
Net realized gain — — — ( 0 .08 ) —
Total distributions ( 0 .02 ) ( 0 .04 ) — ( 0 .08 ) —
NET ASSET VALUE
End of period $ 11 .54 $ 10 .64 $ 8 .43 $ 8 .22 $ 11 .58

T. ROWE PRICE Global Impact Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
3/15/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(5)
8 .69% 26 .69% 2 .55% ( 28 .53 ) % 15 .80%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 2 .07% 2 .47% 2 .22% 2 .56% 2 .34%
(6)
Net expenses after
waivers/payments by Price
Associates 0 .79% 0 .79% 0 .79% 0 .78% 0 .78%
(6)
Net investment income 0 .52% 0 .25% 0 .38% 0 .21% 0 .01%
(6)
Portfolio turnover rate 92 .2% 58 .6% 62 .6% 74 .0% 34 .7%
Net assets, end of period (in
thousands) $15,063 $8,559 $6,629 $6,310 $1,232
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Global Impact Equity Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
MercadoLibre (USD) (1) 237 552
Total Argentina (Cost $358) 552
BRAZIL 1.5%
Common Stocks 1.5%
NU Holdings, Class A (USD) (1) 25,524 411
Total Brazil (Cost $192) 411
CANADA 3.1%
Common Stocks 3.1%
Brookfield Renewable (USD)  9,969 431
Shopify, Class A (1) 2,347 408
Total Canada (Cost $391) 839
CHINA 0.9%
Common Stocks 0.9%
Kanzhun, ADR (USD)  10,556 234
Total China (Cost $160) 234
DENMARK 0.5%
Common Stocks 0.5%
Orsted (1) 7,591 136
Total Denmark (Cost $137) 136
FRANCE 4.5%
Common Stocks 4.5%
Sartorius Stedim Biotech  1,467 351
Schneider Electric  1,608 458
SPIE  8,565 436
Total France (Cost $885) 1,245

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.8%
Common Stocks 2.8%
Infineon Technologies  10,319 410
Muenchener Rueckversicherungs-Gesellschaft  592 366
Total Germany (Cost $730) 776
INDIA 4.7%
Common Stocks 4.7%
Astral  15,134 247
Bharti Airtel  21,106 489
Kotak Mahindra Bank  24,002 568
Total India (Cost $1,238) 1,304
INDONESIA 2.8%
Common Stocks 2.8%
Bank Central Asia  1,084,800 556
Bank Rakyat Indonesia Persero  941,200 225
Total Indonesia (Cost $800) 781
IRELAND 3.1%
Common Stocks 3.1%
Kingspan Group  3,513 263
TE Connectivity (USD)  2,406 594
Total Ireland (Cost $810) 857
ISRAEL 1.7%
Common Stocks 1.7%
CyberArk Software (USD) (1) 889 463
Total Israel (Cost $314) 463
ITALY 1.1%
Common Stocks 1.1%
Danieli & C Officine Meccaniche  7,521 288
Total Italy (Cost $195) 288

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 3.7%
Common Stocks 3.7%
Chugai Pharmaceutical  9,500 435
Disco  500 166
Keyence  1,100 408
Total Japan (Cost $999) 1,009
NETHERLANDS 2.2%
Common Stocks 2.2%
ASML Holding  565 597
Total Netherlands (Cost $337) 597
SPAIN 1.6%
Common Stocks 1.6%
Banco Bilbao Vizcaya Argentaria  21,725 438
Total Spain (Cost $417) 438
TAIWAN 3.1%
Common Stocks 3.1%
Chailease Holding  85,382 286
Delta Electronics  8,000 257
MediaTek  7,000 297
Total Taiwan (Cost $912) 840
UNITED KINGDOM 4.2%
Common Stocks 4.2%
AstraZeneca  3,355 553
National Grid  23,042 346
Spirax Group  2,760 257
Total United Kingdom (Cost $927) 1,156
UNITED STATES 56.0%
Common Stocks 56.0%
Aflac  5,059 542

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Arista Networks (1) 2,662 420
Autoliv  3,682 430
Badger Meter  906 164
Bright Horizons Family Solutions (1) 2,612 285
Broadcom  2,131 788
Crowdstrike Holdings, Class A (1) 841 457
Danaher  2,565 552
Deere  1,203 555
Exelon  6,972 322
First Solar (1) 1,647 440
Fortinet (1) 2,822 244
Gilead Sciences  3,433 411
GoDaddy, Class A (1) 2,601 346
Hubbell  1,263 594
HubSpot (1) 435 214
Ingersoll Rand  4,813 367
Intuit  633 423
Intuitive Surgical (1) 985 526
Linde  1,958 819
Monolithic Power Systems  388 390
MSA Safety  2,340 367
Natera (1) 1,979 394
OneMain Holdings  7,695 455
Popular  5,471 610
Rockwell Automation  758 279
Stryker  1,375 490
Synopsys (1) 939 426
Thermo Fisher Scientific  995 565
Trane Technologies  776 348
Trex (1) 2,523 122
UnitedHealth Group  679 232
Veralto  3,739 369
Vertiv Holdings, Class A  2,147 414
Waste Connections  3,329 558
Xylem  3,201 483
Total United States (Cost $12,475) 15,401
VIETNAM 0.7%
Common Stocks 0.7%
Asia Commercial Bank  202,411 197
Total Vietnam (Cost $167) 197

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.12% (2)(3) 120,655 121
Total Short-Term Investments (Cost $121) 121
Total Investments in Securities
100.6% of Net Assets
(Cost $22,565) $ 27,645
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 196  ¤  ¤ $ 121^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $121.

T. ROWE PRICE Global Impact Equity Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $22,565) $ 27,645
Foreign currency (cost $41) 41
Receivable for investment securities sold 36
Due from affiliates 11
Dividends receivable 9
Receivable for shares sold 8
Other assets 17
Total assets 27,767
Liabilities
Payable for investment securities purchased 167
Payable for shares redeemed 44
Investment management fees payable 16
Other liabilities 55
Total liabilities 282
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 27,485
Net Assets Consist of:
Total distributable earnings (loss) $ 2,223
Paid-in capital applicable to 2,381,912 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 25,262
NET ASSETS $ 27,485
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,422; Shares outstanding: 1,076,702) $ 11.54
I Class
(Net assets: $15,063; Shares outstanding: 1,305,210) $ 11.54

T. ROWE PRICE Global Impact Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $20) – $ 319
Expenses
Investment management 168
Shareholder servicing
Investor Class $ 23
I Class 6 29
Prospectus and shareholder reports
Investor Class 13
I Class 5 18
Custody and accounting 210
Legal and audit 52
Registration 44
Miscellaneous 14
Waived / paid by Price Associates (323)
Total expenses 212
Net investment income 107
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 894
Foreign currency transactions (7)
Net realized gain 887
Change in net unrealized gain / loss on securities 1,140
Net realized and unrealized gain / loss 2,027
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,134

T. ROWE PRICE Global Impact Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 107 $ 32
Net realized gain 887 739
Change in net unrealized gain / loss 1,140 3,718
Increase in net assets from operations 2,134 4,489
Distributions to shareholders
Net earnings
Investor Class – (36)
I Class (24) (27)
Decrease in net assets from distributions (24) (63)
Capital share transactions
*
Shares sold
Investor Class 892 1,435
I Class 8,163 3,706
Distributions reinvested
Investor Class – 17
I Class 24 27
Shares redeemed
Investor Class (1,707) (2,840)
I Class (2,813) (3,432)
Increase (decrease) in net assets from capital
share transactions 4,559 (1,087)
Net Assets
Increase during period 6,669 3,339
Beginning of period 20,816 17,477
End of period $ 27,485 $ 20,816
*Share information (000s)
Shares sold
Investor Class 82 143
I Class 759 361
Distributions reinvested
Investor Class – 2
I Class 2 3
Shares redeemed
Investor Class (158) (280)
I Class (261) (346)
Increase (decrease) in shares outstanding 424 (117)

T. ROWE PRICE Global Impact Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Impact Equity
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Global Impact Equity Fund (Investor Class)
and the Global Impact Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the

T. ROWE PRICE Global Impact Equity Fund

ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Global Impact Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Global Impact Equity Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Global Impact Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,086 $ 9,438 $ — $ 27,524
Short-Term Investments 121 — — 121
Total $ 18,207 $ 9,438 $ — $ 27,645

T. ROWE PRICE Global Impact Equity Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $27,091,000 and
$22,244,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Global Impact Equity Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 24 $ 63
($000s)
Cost of investments $ 22,767
Unrealized appreciation $ 5,616
Unrealized depreciation (738)
Net unrealized appreciation (depreciation) $ 4,878
($000s)
Undistributed ordinary income $ 89
Net unrealized appreciation (depreciation) 4,878
Loss carryforwards and deferrals (2,744)
Total distributable earnings (loss) $ 2,223

T. ROWE PRICE Global Impact Equity Fund

sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2025, the fund utilized $752,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Global Impact Equity Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Impact Equity Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $918,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $121,000 for Price
Associates and $23,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2025, the fund was
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.10%
Expense limitation date 12/31/26 12/31/26
(Waived)/repaid during the period ($000s) $(160) $(163)

T. ROWE PRICE Global Impact Equity Fund

charged $2,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of less than $1,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 41% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 675,000 shares of the Investor Class, representing 63% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Global Impact Equity Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Impact Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Impact Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Impact Equity Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the years ended
October 31, 2025, 2024, 2023 and 2022, and for the period March 15, 2021
(inception) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the years ended October 31, 2025, 2024, 2023 and 2022, and for the period March 15, 2021 (inception) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Impact Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Impact Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $279,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $111,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $71,000 and foreign taxes paid of $17,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1399-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025